UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2013

                    DATE OF REPORTING PERIOD: JUNE 30, 2013

ITEM 1.       REPORTS TO STOCKHOLDERS.


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2013

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                               [GRAPHIC OMITTED]


                                                 HARVEST FUNDS INTERMEDIATE BOND

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013


--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1
Schedule of Investments .....................................................  5
Statement of Assets and Liabilities ......................................... 11
Statement of Operations ..................................................... 12
Statement of Changes in Net Assets .......................................... 13
Financial Highlights ........................................................ 14
Notes to Financial Statements ............................................... 16
Disclosure of Fund Expenses ................................................. 26
Approval of Investment Advisory Agreement ................................... 28








The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013

--------------------------------------------------------------------------------

Dear Shareholders:

FUND PERFORMANCE REVIEW
The Harvest Funds Intermediate Bond was launched on February 27, 2013. As of June 30, 2013, Class A of the Fund provided a total return of -1.41% since inception, while the Institutional Class returned -1.42%, exceeding both JP Morgan Chase Asian Credit Index China (JACI China) and Hong Kong (JACI HK) sub-indices returns of -4.7% and -3.5%, respectively.

The relatively short duration (around 3.7 year), balanced exposure to investment grade (~65%) and high yield (~35%) fixed income securities as well as modest exposure to the more stable CNH bond market (~15%) were crucial factors behind the relatively stable return since the fund's inception.

We had also maintained a diversified sector allocation in the fund, focused primarily in good quality and liquid credits, and at the same time, avoided most of the long dated high yield credits which were the underperformers in the recent market correction.

MARKET REVIEW
Asian credits spreads have widened significantly over the past month following the Federal Reserve (Fed) tapering talks and a sharp tightening in interbank liquidity in China. 10-Year U.S. Treasury has risen over 100 basis points since the beginning of May. Asian credits, measured by JP Morgan Chase Asia Credit Index (JACI Index), have lost 4.3% YTD and 7.5% since May 9, making this the worst selloff since 2008. JACI HK Index was down by 5.26%, while JACI China Index was also down by 7.19% since May 9. In the first half of 2013 (1H), China High Grade spreads widened by approximately 30 basis points and Hong Kong High Grade spreads widened by approximately 11 basis points, while JACI Investment Grade Index's spread widened by 17 basis points. For the high yield sector, China real estate posted a return of -0.97% and China Industrials posted -2.78%, outperforming JACI Non-Investment Grade Index (-3.76%) .

U.S. Treasuries have sold off in the past couple of months on concerns that the Fed will 'taper' its bond purchase as early as September 2013 and this has also prompted markets to start pricing in a much earlier rate hike by the Fed. We expect Emerging Markets credit markets to find some near-term stability around current levels as the selloff was immature.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013

--------------------------------------------------------------------------------

China's economic recovery has continued in 2013 with economic growth stabilizing in second quarter of 2013 (2Q13). Official manufacturing Purchasing Managers Index (PMI) has stayed above 50 and been in the 50.1 -50.9 range. Other macro indicators also point to a modest economic growth rate. Industrial Production (IP) slowed from 10.3% Year over Year in December 2012 to 9.2% in May 2013. Fixed Assets Investment (FAI) growth slowed from 23.8% at the beginning of the year to 20.3% in May 2013. Inflation wise, Consumer Price Index (CPI) has been below 3% for 1H. Benign inflation and a renewed slowdown would preclude a drastic monetary tightening. However, the willingness of People's Bank of China (PBOC) to allow a liquidity tightening suggests that the authorities are increasingly concerned about accumulating financial risks with credit growing at a rapid pace but the efficiency of credit in supporting growth declining. The comments from PBOC confirm the beliefs that the regulator is using tight liquidity to force greater discipline on the banking system. The interbank rate hike was out of PBOC's expectation and has since declined after PBOC promised to "properly adjust liquidity and maintain market stability". Given the economic deceleration, both Premier Li Keqiang and Vice Premier Zhang Gaoli have sent signals that they are now concerned about the downside risk to the economy and "stabilization growth" is important. Some low profile easing measures, such as accelerating approvals, implementation of infrastructure and environmental projects, relaxing lending restrictions on small medium enterprises, and stabilizing the Renminbi exchange rate, are likely to be introduced to support the growth.

OUTLOOK ON MARKET
We are cautiously optimistic on Chinese credits after the recent market correction. First, one reason behind the recent correction is that the market is linking (or extending) the Fed's U.S. Treasury tapering to rate hike, which we believe is premature. Second, we believe China's GDP growth in 2013 will be in the region of 7.5% (not 7% or lower) and that the government will remain supportive of maintaining stability of growth. Valuation of Chinese credits, both CNH and USD, are attractive after the recent correction, even after accounting for "tapering" and sluggish China growth in the second half (2H) of 2013.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013

--------------------------------------------------------------------------------

FUND POSITIONING
We are positive on Asian credits in the medium term, as China's policy makers have begun the balancing act of reforming the economy and at the same time, ensuring growth does not stall. The rising U.S. Treasury yields could continue to be a headwind in the near term, which is likely to pressure bond prices, especially those with long-tenor. Our preference is to stay at the shorter-end of the maturity curve and maintain a lower duration level. The recent selloff was indiscriminate with "good" credits performing roughly in-line with "bad" credits. We believe valuations of Chinese credits are attractive and offer good credit selection opportunities. As such, we took the opportunity to switch into better quality names and continue to look for such opportunities. We will also look to pick up some good quality underperformers in the market and look to reposition the fund modestly to reflect risks and opportunities in the 2H of 2013 given the "new" macro backdrop. By sector, we prefer defensive industries and avoid cyclical sectors and credits with weakening fundamentals.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. PER THE PROSPECTUS DATED JANUARY 31, 2013, THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP THE TOTAL ANNUAL FUND OPERATING EXPENSE AFTER FEE REDUCTIONS AND OR EXPENSE REIMBURSEMENTS FROM EXCEEDING 0.88% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS UNTIL APRIL 30, 2014. IN THE ABSENCE OF CURRENT FEE WAIVERS TOTAL RETURNS WOULD BE REDUCED.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVES. BOND AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE. THE FUND FOCUSES ITS INVESTMENTS PRIMARILY WITH CHINESE ISSUERS AND ISSUERS WITH ECONOMIC TIES TO CHINA. THE FUND IS SUBJECT TO POLITICAL, SOCIAL OR ECONOMIC INSTABILITY WITHIN CHINA WHICH MAY CAUSE DECLINE IN VALUE. FLUCTUATIONS IN CURRENCY OF FOREIGN COUNTRIES MAY HAVE AN ADVERSE AFFECT TO DOMESTIC CURRENCY VALUES. EMERGING MARKETS INVOLVE HEIGHTENED RISK RELATED TO THE SAME FACTORS AS WELL AS INCREASED VOLATILITY AND LOWER TRADING VOLUME. THE FUND USES DERIVATIVE INSTRUMENTS. THE PRIMARY RISK OF DERIVATIVE INSTRUMENTS IS THAT CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY THE FUND AND OF THE DERIVATIVE INSTRUMENTS RELATING TO THOSE SECURITIES MAY NOT BE PROPORTIONATE. DERIVATIVES ARE ALSO SUBJECT TO ILLIQUIDITY AND COUNTERPARTY RISK. HIGH YIELD BONDS INVOLVE GREATER RISK OF DEFAULT OR DOWNGRADE AND ARE MORE VOLATILE THAN INVESTMENT GRADE SECURITIES, DUE TO THE SPECULATIVE NATURE OF THEIR INVESTMENTS. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013

--------------------------------------------------------------------------------

THE HARVEST FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY WHICH IS NOT AFFILIATED WITH HARVEST GLOBAL INVESTMENTS LIMITED, THE INVESTMENT ADVISER FOR THE FUND.

                       DEFINITION OF COMPARATIVE INDICES
                       ---------------------------------

JP MORGAN ASIA CREDIT INDEX (JACI) tracks total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-index comprised of sovereign, quasi-sovereign and corporate bonds. The fund's benchmark index is comprised of JACI 50% Hong Kong Total Return and 50% China Total Return Index. The benchmark index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in an index.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013
                                                               (UNAUDITED)

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

22.0% Utilities
19.3% Bank & Financial
14.9% Property
11.1% Conglomerate
7.3%  Energy
6.7%  Industrial
5.7%  Construction, Materials, Equipment and Cement
4.0%  Consumer
3.2%  Sovereign & Quasi
2.7%  Others
1.7%  Short-Term Investment
1.4%  REITS

+PERCENTAGES BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 94.1%
--------------------------------------------------------------------------------
                                                FACE AMOUNT(1)         VALUE

CHINA -- 48.1%
  Baidu Inc
    3.500%, 11/28/2022 .................          250,000          $   223,379
  China CITIC Bank International MTN
    6.875%, 06/24/2020 .................          400,000              422,470
  China Resources Power East Foundation
    Callable 05/09/16 @ $100
    7.250%, 05/09/2049 (A) .............          200,000              200,498
  China SCE Property Holdings
    10.500%, 01/14/2016 ................CNY     1,000,000              160,512
  China Shanshui Cement
    8.500%, 05/25/2016                            200,000              202,000
  China State Construction Finance
    Cayman I
    3.125%, 04/02/2018 .................          200,000              185,970
  COSCO Finance 2011
    4.000%, 12/03/2022 .................          200,000              174,868
  Country Garden Holdings
    11.125%, 02/23/2018 ................          200,000              217,000
  Fantasia Holdings
    7.875%, 05/27/2016 ................. CNY    1,000,000              149,121
  Far East Horizon
    4.500%, 03/22/2016 ................. CNY    2,000,000              317,727


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013
                                                               (UNAUDITED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                FACE AMOUNT(1)         VALUE
CHINA -- CONTINUED
  Fufeng Group
    7.625%, 04/13/2016 .............              200,000          $   188,000
  Hero Asia Investment
    Callable 12/07/15 @ $100
    5.250%, 12/07/2049 (A) .........              450,000              444,625
  MIE Holdings Corp MTN
    Callable 02/06/16 @ $103
    6.875%, 02/06/2018 .............              200,000              186,386
  Shandong International
    Hong Kong MTN
    5.800%, 12/07/2015 .............CNY         2,000,000            331,182
  Shenzhen International Holdings
    4.375%, 04/20/2017 .............              200,000              203,753
  Sinochem Global Capital
    Callable 11/02/18 @ $100
    5.000%, 12/29/2049 (A) .........              200,000              179,000
    Callable 11/02/18 @ $100
    5.000%, 12/29/2049 (A) .........              200,000              179,000
  Sino-Ocean Land Perpetual Finance
    Callable 05/13/16 @ $100
    10.250%, 12/29/2049 (A) ........              400,000              405,500
  Sound Global
    11.875%, 08/10/2017 ............              200,000              209,466
  Yuexiu Property
    4.500%, 01/24/2023 .............              200,000              172,767
  Zoomlion HK SPV
    6.875%, 04/05/2017 .............              200,000              196,436
                                                                     ---------
                                                                     4,949,660
                                                                     ---------
HONG KONG -- 26.5%
  Bright Food Hong Kong
    3.000%, 05/21/2018                            200,000              185,206
  CITIC Pacific
    8.625%, 12/29/2049                            200,000              188,772
  Henson Finance
    5.500%, 09/17/2019                            300,000              318,255
  Hutchison Whampoa International
    5.750%, 09/11/2019                            300,000              337,027
  Hutchison Whampoa International
    Callable 05/07/17 @ $100
    6.000%, 05/29/2049 (A)                        250,000              259,375


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013
                                                               (UNAUDITED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
                                                FACE AMOUNT(1)         VALUE
--------------------------------------------------------------------------------

HONG KONG -- CONTINUED
  Industrial & Commercial Bank of
  China Asia MTN
    5.125%, 11/30/2020 ..............             200,000          $   204,921
  Li & Fung
    5.500%, 05/16/2017 ..............             200,000              215,443
  New World China Land
    5.500%, 02/06/2018 ..............CNY        1,000,000              159,525
  Noble Group
    6.625%, 08/05/2020 ..............             100,000              99,750
  PCCW-HKT Capital No. 5
    3.750%, 03/08/2023 ..............             200,000              177,250
  Shimao Property Holdings
    6.625%, 01/14/2020 ..............             200,000              175,955
  Wing Hang Bank
    6.000%, 04/29/2049 ..............             400,000              406,624
                                                                     ---------
                                                                     2,728,103
                                                                     ---------
INDIA -- 6.8%
  Bharti Airtel International
  Netherlands
    5.125%, 03/11/2023 ..............             200,000              181,760
  ONGC Videsh
    3.750%, 05/07/2023 ..............             200,000              182,738
  State Bank of India
    6.439%, 11/29/2049 ..............             250,000              237,815
  Vedanta Resources
    6.000%, 01/31/2019 ..............             100,000               95,080
                                                                     ---------
                                                                       697,393
                                                                     ---------
INDONESIA -- 3.7%
  Berau Coal Energy
    7.250%, 03/13/2017 ..............             200,000              193,500
  Star Energy Geothermal Wayang
  Windu
    Callable 03/28/17 @ $103
    6.125%, 03/27/2020 ..............             200,000              190,500
                                                                     ---------
                                                                       384,000
                                                                     ---------
PHILIPPINES -- 2.4%
  Petron Corp
    7.500%, 12/30/2048 ..............             250,000              248,375
                                                                     ---------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
                                                        Face Amount(1)     Value
--------------------------------------------------------------------------------

RUSSIA -- 4.7%
     Russian Agricultural Bank Via RSHB Capital MTN
          3.600%, 02/04/2016 ......................CNY    2,000,000    $ 319,415
     VTB Bank Via VTB Capital
          4.500%, 10/30/2015 ......................CNY    1,000,000      166,189
                                                                       ---------
                                                                         485,604
                                                                       ---------
SINGAPORE -- 1.9%
     BOC Aviation MTN
          2.875%, 10/10/2017 ......................         200,000      191,314
                                                                       ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $10,187,143) .........................                    9,684,449
                                                                       ---------

COMMON STOCK -- 1.9%

HONG KONG -- 0.5%
     Yuexiu Real Estate Investment Trust ..........         100,000       54,538
                                                                       ---------

SINGAPORE -- 1.4%
     Keppel REIT ..................................         141,000      144,060
                                                                       ---------
     TOTAL COMMON STOCK
       (Cost $216,110) ...........................                       198,598
                                                                       ---------

SHORT-TERM INVESTMENT -- 1.7%
SEI Daily Income Trust Money Market Fund, ClA,
     0.010% (B) (Cost $170,707) ..................          170,707      170,707
                                                                       ---------
TOTAL INVESTMENTS-- 97.7%
     (Cost $10,573,960) ..........................                  $ 10,053,754
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

                                                                       Unrealized
                                                                       Appreciation
Settlement Date      Currency to Deliver      Currency to Receive      (Depreciation)
--------------------------------------------------------------------------------------
9/3/13                     SGD 96,385             USD 77,035               $ 983
9/3/13                     USD 80,000            SGD 101,183                (163)
9/3/13--9/30/13         CNY 5,753,475            USD 930,000              (2,303)
9/3/13--9/30/13         USD 9,300,000         CNY 57,429,000               6,757
                                                                         -------
                                                                         $ 5,274
                                                                         =======

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:


                                                                     Unrealized
Counterparty      Currency to Deliver      Currency to Receive      Appreciation
--------------------------------------------------------------------------------
HSBC                 (10,388,355)              10,393,629             $ 5,274
                                                                      =======


CNY China Yuan Renminbi
SGD Singapore Dollar
USD U.S. Dollar

Percentages are based on Net Assets of $10,287,468.

(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on June 30, 2013.
(B)  Rate shown is the 7-day effective yield as of June 30, 2013.

Cl -- Class
MTN -- Medium Term Note
REIT -- Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments carried at value:

Investments in Securities            Level 1         Level 2         Level 3          Total
--------------------------------------------------------------------------------------------------
Corporate Obligations                $   --        $9,684,449        $   --       $ 9,684,449
Common Stock                         198,598               --            --           198,598
Short-Term Investment                170,707               --            --           170,707
                                    --------       ----------        ------       -----------
Total Investments in Securities     $369,305       $9,684,449        $   --       $10,053,754
                                    ========       ==========        ======       ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013
                                                              (UNAUDITED)
--------------------------------------------------------------------------------


Other Financial Instruments           Level 1         Level 2         Level 3          Total
--------------------------------------------------------------------------------------------------
Forward Contracts -- Appreciation*    $   --          $ 7,740         $   --          $ 7,740
Forward Contracts -- Depreciation*        --           (2,466)            --           (2,466)
                                      ------          -------         ------          -------
Total Other Financial Instruments     $   --          $ 5,274         $   --          $ 5,274
                                      ======          =======         ======          =======

* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended June 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2013
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Assets:
  Investments, at Value (Cost $10,573,960) .......................  $ 10,053,754
  Foreign Currency, at Value (Cost $46,949) ......................        46,949
  Receivable for Investment Securities Sold ......................       182,000
  Dividends and Interest Receivable ..............................       138,188
  Receivable for Capital Shares Sold .............................        49,975
  Deferred Offering Costs (See Note 2) ...........................        30,731
  Receivable due from Adviser ....................................        29,704
  Unrealized Gain on Forward Foreign Currency Contracts ..........         7,740
  Prepaid Expenses ...............................................         3,767
                                                                    ------------
Total Assets .....................................................    10,542,808
                                                                    ------------
Liabilities:
  Payable for Investment Securities Purchased ....................       202,000
  Payable due to Administrator ...................................        10,274
  Payable due to Trustees ........................................         1,880
  Chief Compliance Officer Fees Payable ..........................         1,178
  Unrealized Loss on Forward Foreign Currency Contracts ..........         2,466
  Other Accrued Expenses .........................................        37,542
                                                                    ------------
Total Liabilities ................................................       255,340
                                                                    ------------
Net Assets .......................................................  $ 10,287,468
                                                                    ============
Net Assets Consist of:
  Paid-in Capital ................................................  $ 10,557,334
  Accumulated Net Investment Income. .............................        14,733
  Accumulated Net Realized Gain on Investments ...................       230,278
  Net Unrealized Depreciation on Investments .....................     (520,206)
  Net Unrealized Appreciation on Foreign Currency Transactions ...         5,329
                                                                    ------------
...................................................................  $ 10,287,468
                                                                    ============
Net Asset Value Price Per Share
     Institutional Class Shares ($10,287,271 /
      1,055,863.50 shares) .......................................  $       9.74
                                                                    ============
Net Asset Value Price Per Share
     Class A Shares ($197 / 20.22 shares) ........................  $       9.74
                                                                    ============
Maximum Offering Price per Share - Class A ($9.74 / 95.75%) ......  $      10.17
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HARVEST FUNDS
                                                            INTERMEDIATE BOND
                                                            FOR THE PERIOD ENDED
                                                            JUNE 30, 2013*
                                                            (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
  Investment Income:
  Dividend Income ..............................................................    $       4,608
  Interest Income ..............................................................          164,034
  Less: Foreign Taxes Withheld .................................................             (518)
                                                                                    -------------
Total Investment Income. .......................................................          168,124
                                                                                    -------------
Expenses:
  Administration Fees ..........................................................           42,082
  Investment Advisory Fees .....................................................           25,550
  Trustees' Fees ...............................................................            5,393
  Chief Compliance Officer Fees ................................................            3,205
  Transfer Agent Fees ..........................................................           29,030
  Offering Costs ...............................................................           25,063
  Legal Fees ...................................................................           12,687
  Audit Fees ...................................................................           10,016
  Printing Fees ................................................................            6,411
  Custodian Fees ...............................................................            4,878
  Registration Fees ............................................................            2,248
  Insurance and Other Expenses .................................................            8,073
                                                                                     ------------
Total Expenses .................................................................          174,636
Less:
  Waiver of Investment Advisory Fees ...........................................          (25,550)
  Reimbursement by Investment Adviser. .........................................         (119,105)
                                                                                     ------------
Net Expenses. ..................................................................           29,981
                                                                                     ------------
Net Investment Income ..........................................................          138,143
                                                                                     ------------
Net Realized Gain on Investments ...............................................           88,278
Net Realized Gain on Futures Contracts .........................................           48,527
Net Realized Gain on Forward Contracts and Foreign Currency Transactions .......           93,473
Net Change in Unrealized Depreciation on Investments ...........................         (520,206)
Net Change in Unrealized Appreciation on Forward Contracts and Foreign
  Currency Transactions and Translation of other Assets and Liabilities
  Denominated in Foreign Currencies ............................................            5,329
                                                                                     ------------
Net Realized and Unrealized Loss on Investments, Futures Contracts,
  Forward Contracts and Foreign Currency Transactions ..........................         (284,599)
                                                                                     ------------
Net Decrease in Net Assets Resulting from Operations ...........................     $   (146,456)
                                                                                     ============

* THE FUND COMMENCED OPERATIONS ON FEBRUARY 27, 2013.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       Period Ended
                                                                                       June 30, 2013*
                                                                                       (Unaudited)
                                                                                       --------------
Operations:
  Net Investment Income ..............................................................   $   138,143
  Net Realized Gain on Investments, Futures Contracts, Forward Contracts
    and Foreign Currency Transactions ................................................       230,278
  Net Change in Unrealized Depreciation on Investments, Forward Contracts
    and Foreign Currency Transactions and Translation of other Assets and
    Liabilities Denominated in Foreign Currencies ....................................      (514,877)
                                                                                          ----------
  Net Decrease in Net Assets Resulting from Operations ...............................      (146,456)
                                                                                          ----------
Dividends:
  Net Investment Income:
    Institutional Class ..............................................................      (123,408)
    Class A ..........................................................................            (2)
                                                                                          ----------
Total Dividends ......................................................................      (123,410)
                                                                                          ----------
Capital Share Transactions:
  Institutional Class Shares:
    Issued ...........................................................................    10,555,125
    Reinvestment of Distributions ....................................................         2,007
                                                                                          ----------
Net Institutional Class Share Transactions ...........................................    10,557,132
                                                                                          ----------
  Class A Shares:
    Issued ...........................................................................           200
    Reinvestment of Distributions ....................................................             2
                                                                                          ----------
  Net Class A Share Transactions .....................................................           202
                                                                                          ----------
Net Increase in Net Assets from Share Transactions ...................................    10,557,334
                                                                                          ----------
Total Increase in Net Assets .........................................................    10,287,468
                                                                                          ----------
Net Assets:
Beginning of Period                                                                               --
                                                                                          ----------
End of Period (including accumulated net investment income of $14,733) ...............  $ 10,287,468
                                                                                          ==========

* THE FUND COMMENCED OPERATIONS ON FEBRUARY 27, 2013.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Selected Per Share Data & Ratios
                                                            For a Share Outstanding Throughout the Period

                                                                                            Period Ended
                                                                                           June 30, 2013*
INSTITUTIONAL CLASS SHARES                                                                   (Unaudited)
Net Asset Value, Beginning of Period .................................................    $      10.00
                                                                                          ------------
Income (Loss) from Operations:
  Net Investment Income(1) ...........................................................            0.14
  Net Realized and Unrealized Loss ...................................................           (0.28)
                                                                                          ------------
Total from Operations ................................................................           (0.14)
                                                                                          ------------
Dividends:
Net Investment Income ................................................................           (0.12)
                                                                                          ------------
Total Dividends ......................................................................           (0.12)
                                                                                          ------------
  Net Asset Value, End of Period .....................................................    $       9.74
                                                                                          ============
Total Return(+) ......................................................................           (1.42)%
                                                                                          ============
Ratios and Supplemental Data
Net Assets, End of Period ............................................................    $ 10,287,271
Ratio of Expenses to Average Net Assets ..............................................            0.88%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) .......            5.12%**
Ratio of Net Investment Income to Average Net Assets .................................            4.05%**
Portfolio Turnover Rate ..............................................................             165%***


+ RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED
***  NOT ANNUALIZED
(1)  CALCULATED USING AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Selected Per Share Data & Ratios
                                                       For a Share Outstanding Throughout the Period


                                                                                       Period Ended
                                                                                      June 30, 2013*
CLASS A SHARES                                                                          (Unaudited)
Net Asset Value, Beginning of Period ...............................................    $   10.00
                                                                                        ---------
Income (Loss) from Operations:
  Net Investment Income(1) .........................................................         0.18
  Net Realized and Unrealized Loss .................................................        (0.32)
                                                                                        ---------
Total from Operations ..............................................................        (0.14)
                                                                                        ---------
Dividends:
  Net Investment Income ............................................................        (0.12)
                                                                                        ---------
Total Dividends ....................................................................        (0.12)
                                                                                        ---------
Net Asset Value, End of Period .....................................................    $    9.74
                                                                                        =========
Total Return(+) ....................................................................        (1.41)%
                                                                                        =========
Ratios and Supplemental Data
Net Assets, End of Period ..........................................................    $     197
Ratio of Expenses to Average Net Assets ............................................         0.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) .....         3.67%**
Ratio of Net Investment Income to Average Net Assets ...............................         5.39%**
Portfolio Turnover Rate ............................................................          165%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED
***  NOT ANNUALIZED
(1)  CALCULATED USING AVERAGE SHARES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachu-setts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Harvest Funds Intermediate Bond (the "Fund") which offers two classes of shares:
Institutional Shares and Class A Shares. The investment objective of the Fund is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------


evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for the securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of June 30, 2013, there were no securities valued in accordance with the fair value procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade,

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------


but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
3). The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, un-restricted assets or liabilities that the Fund has the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc. ); and

o Level 3 -- Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (sup-ported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------


For details of the investment classification, reference the Schedule of Investments.

For the period ended June 30, 2013, there have been no significant changes to the Fund's fair value methodologies.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments, which is also indicative of activity during the period.

FUTURES CONTRACTS -- To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2013, the Fund did not incur any interest or penalties.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

DEFERRED OFFERING COSTS -- Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of June 30, 2013, the remaining amount still to be amortized for the Fund was $30,731.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

REDEMPTION FEES -- The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. During the period ended June 30, 2013 there were no redemption fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.11% on the first $500 million, 0.10% on the next $500 million, and 0.09% of any amount above $1 billion of the Fund's average daily net assets. There is a minimum annual rate of $110,000 for the Fund, plus $15,000 for each additional class of shares.

The Fund has adopted the Distribution Plan (the "Plan") for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Citibank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited ("Harvest or the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2014.

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed below for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund. As of June 30, 2013, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $144,655. During the period ended June 30, 2013, there has been no recoupment of previously waived and reimbursed fees.

6. SHARE TRANSACTIONS
                                                               Period Ended
                                                              June 30, 2013*
                                                              --------------
Share Transactions:
  Institutional Class Shares
    Issued                                                      1,055,657
    Reinvested                                                        207
                                                                ---------
  Net Share Transactions                                        1,055,864
                                                                =========
  Class A Shares
    Issued                                                             20
                                                                ---------
  Net Share Transactions                                               20
                                                                =========


* COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------


7. INVESTMENT TRANSACTIONS:

For the period ended June 30, 2013, the Fund made purchases of $17,203,211 and sales of $9,549,275 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2013 were as follows:


FEDERAL              AGGREGATE GROSS              AGGREGATE GROSS              NET UNREALIZED
TAX COST         UNREALIZED APPRECIATION      UNREALIZED DEPRECIATION          DEPRECIATION
--------------------------------------------------------------------------------------------------
$10,573,960             $6,400                     $(526,606)                   $(520,206)

9. CONCENTRATION OF RISK:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could impact the net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At June 30, 2013, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

As of June 30, 2013, 95% of Institutional Class Shares outstanding were held by one record shareholder and 100% of Class A Shares outstanding were held by five record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. RECENT ACCOUNTING PRONOUNCEMENT:

In June 2013, the Financial Accounting Standards Board ("FASB") issued an update ("ASU 2013-08") to ASC Topic 946, Financial Services - Investment Companies ("Topic 946"). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund's financial statements.

12. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expens-es after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an inves- tor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Funds' actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                    Beginning          Ending
                                  Account Value      Account Value      Annualized          Expenses Paid
                                     2/28/13           6/30/13        Expense Ratios        During Period
---------------------------------------------------------------------------------------------------------------
Actual Fund Return
Institutional Class Shares         $1,000.00          $ 985.80             0.88%              $ 2.92*
Class A Shares                      1,000.00            985.90             0.00%                0.00*

Hypothetical 5% Return
Institutional Class Shares         $1,000.00         $1,020.43             0.88%              $ 4.41**
Class A Shares                      1,000.00          1,024.79             0.00%                0.00**

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 122/365 (to reflect the commencement of operations period shown.)

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser and other service providers of the Fund. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the quality of the Adviser's investment management and other services; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition; (iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with similar mutual funds; (vi) the Adviser's compliance systems; (vii) the Adviser's policies on and compliance procedures for personal securities transactions; (viii) the Adviser's reputation, expertise and resources in financial markets; and (ix) the Adviser's rationale for introducing the Fund as well as the Fund's proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional oral and written information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

At the November 13-14, 2012 meeting, the Trustees, including all of the Independent Trustees, approved the Agreement. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fee to be paid to the Adviser, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

COSTS OF ADVISORY SERVICES

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the services to be rendered and the costs of such services. The Board also considered the Adviser's commitment to managing the Fund and the Adviser's willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

Because the Fund is new and has not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund's investment performance, the Adviser's profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board's approval of the Agreement. Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services (and the costs of such services) that the Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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





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





                      [This Page Intentionally Left Blank]

                                 HARVEST FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-573-6994


                              INVESTMENT ADVISER:
                       Harvest Global Investments Limited
                            31/F One Exchange Square
                               8 Connaught Place,
                               Central Hong Kong

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                          Philadelphia, PA 19103-2921

         This information must be preceded or accompanied by a current prospectus for the Fund.






                                                                 HGI-SA-001-0100

ITEM 2.       CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.      CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.     EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie, President

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie, President

Date: September 5, 2013


By (Signature and Title)                         /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Treasurer, Controller & CFO


Date: September 5, 2013